Trade and other payables	12 Months Ended
Dec. 31, 2025
Trade and other payables
Trade payables

Note 22. Trade and other payables

The following table represents trade and other payables:

	As of December 31,
in €‘000	2025	2024
License fee payables for capitalized sport rights licenses – current	319,362	178,296
Accruals for services and purchases	30,608	16,387
Accruals for sport rights	38,821	38,937
Trade liabilities	38,066	26,122
Trade and other payables - current	426,857	259,742
License fee payables for capitalized sport rights licenses – non-current	1,209,876	895,679
Trade payables - non-current	1,209,876	895,679
Total	1,636,733	1,155,421